Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and the final rule adopted by the SEC on August 25, 2022, we are providing the following disclosures regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“Non-PEO NEO”) and company performance for the fiscal years listed below.  As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we have prepared this pay versus performance disclosure, which serves to further demonstrate the alignment of our executive compensation program with stockholder interests.

					Value of Initial Fixed
			Summary		$100 Investment Based On:
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		Company
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Selected
Year	for PEO (1)	to PEO (1)(2)	NEOs	NEOs	Return (3)	Return (2)(4)	(in Thousands)	Measure (4)
2023	$2,846,040	$3,116,675	$2,277,886	$2,446,884	$0.65	$-	$(3,983)	-
2022	3,168,569	2,818,278	2,482,545	2,213,852	$0.92	$-	(19,823)	-
2021	3,038,045	3,215,394	2,383,776	2,519,042	$2.00	$-	275	-

(1)	Robert E. Cauley was our PEO and George H. Haas, IV was our Non-PEO NEO for each year presented.
(2)	See adjustment below.
(3)	Total Shareholder Return assumes $100 invested at December 31, 2020.
(4)	The Company has omitted Peer Group Total Shareholder Return information and the Company Selected Measure as a smaller reporting company in accordance with Item 402(v)(8)

PEO Total Compensation Amount	$ 2,846,040	$ 3,168,569	$ 3,038,045
PEO Actually Paid Compensation Amount	$ 3,116,675	2,818,278	3,215,394
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustments

Compensation Actually Paid, as presented above, represents the Summary Compensation Table Totals adjusted for the items set forth below in accordance with Item 402(v)(2)(iii) of Regulation S-K and may not reflect compensation actually earned, realized or received by the NEOs.

	2023
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(220,000)	$(205,000)
Fair value as of vesting date of awards granted and vested during the year	307,811	234,572
Increase for fair value at year end of awards granted during year that remain unvested as of year end	203,844	155,341
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(14,989)	(11,421)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(7,647)	(5,829)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	(58,223)	(44,368)
Increase for dividends paid during the year prior to vesting date of award	59,838	45,702
Total Adjustments	$270,635	$168,998

	2022
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(615,621)	$(469,143)
Fair value as of vesting date of awards granted and vested during the year	256,037	195,117
Increase for fair value at year end of awards granted during year that remain unvested as of year end	117,359	89,429
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	(65,244)	(49,716)
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	(42,965)	(32,743)
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	(55,440)	(42,255)
Increase for dividends paid during the year prior to vesting date of award	55,583	40,618
Total Adjustments	$(350,291)	$(268,693)

	2021
Adjustments to Summary Compensation Table Totals to Determine Compensation Actually Paid	PEO	Non-PEO NEO
Deductions for amounts reported under Stock Awards Column in the Summary Compensation Table	$(512,074)	$(390,234)
Fair value as of vesting date of awards granted and vested during the year	368,894	281,121
Increase for fair value at year end of awards granted during year that remain unvested as of year end	282,173	215,033
Adjustment for change in fair value from prior year-end to current-year end of awards granted prior to year that were outstanding and unvested as of year end	-	-
Adjustment for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	727	597
Decrease for prior year fair value for awards granted prior to year that were forfeited during the year	-	-
Increase for dividends paid during the year prior to vesting date of award	37,629	28,749
Total Adjustments	$177,349	$135,266

Non-PEO NEO Average Total Compensation Amount	$ 2,277,886	2,482,545	2,383,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,446,884	2,213,852	2,519,042
Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid to Total Shareholder Return

The following graph illustrates the relationship between compensation actually paid to our NEOs and Bimini’s total shareholder return on a cumulative basis assuming investment of $100 on December 31, 2020:

Compensation Actually Paid vs. Net Income	Comparison of Compensation Actually Paid to Net Income The following graph illustrates the relationship between compensation actually paid to our NEOs and Bimini’s net income on an annual basis:
Total Shareholder Return Amount	$ 0.65	0.92	2
Peer Group Total Shareholder Return Amount	0	0	0
Net Income (Loss)	$ (3,983,000)	$ (19,823,000)	$ 275,000
Company Selected Measure Amount	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 270,635	$ (350,291)	$ 177,349
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,811	256,037	368,894
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,000)	(615,621)	(512,074)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,844	117,359	282,173
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,989)	(65,244)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,647)	(42,965)	727
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,223)	(55,440)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,838	55,583	37,629
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,998	(268,693)	135,266
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,572	195,117	281,121
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(205,000)	(469,143)	(390,234)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,341	89,429	215,033
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,421)	(49,716)	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,829)	(32,743)	597
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,368)	(42,255)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,702	$ 40,618	$ 28,749